TEMPORARY EQUITY AND STOCKHOLDER’S DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Summary of common stock reserved for future issuance

	September 30,	December 31,
	2025	2024
Conversion of Convertible Notes	-	1,386,344
Options issued and outstanding	7,647,597	7,210,742
Available for future grants of equity awards	746,763	1,183,618
Total	8,394,360	9,780,704

	December 31, 2024	December 31, 2023
Conversion of Convertible Notes	1,386,344	1,308,771
Options issued and outstanding	7,210,742	3,544,945
Available for future grants of equity awards	1,183,618	2,020,215
Total	9,780,704	6,873,931